Earnings Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Earnings Per Share [Abstract]
Weighted Average Number of Shares Outstanding, Basic	302,225,923	302,225,923
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	2,789	0
Weighted Average Number of Shares Outstanding, Diluted	302,228,712	302,225,923
Anti-dilutive shares (shares)	342,462